                                             1933 Act Registration No.  33-10261
                                             1940 Act Registration No.  811-4905

      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JUNE 30, 1997

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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                           (Registration No. 33-10261)
                        Pre-Effective Amendment No.
                                                   ------
                       Post-Effective Amendment No.  38
                                                   ------
                                     AND/OR
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                           (Registration No. 811-4905)
                                Amendment No.  38
                                             ------
                        (Check appropriate box or boxes)

                                PIPER FUNDS INC.
                                ----------------
               (Exact Name of Registrant as Specified in Charter)

        Piper Jaffray Tower, 222 South 9th Street, Minneapolis, MN 55402
        ----------------------------------------------------------------
         (Address of Principal Executive Offices)            (Zip Code)

       Registrant's Telephone Number, Including Area Code:  (6l2) 342-6384
                                                            --------------

                                   Paul A. Dow
                      Piper Capital Management Incorporated
                               Piper Jaffray Tower
               222 South 9th Street, Minneapolis, Minnesota 55402
               --------------------------------------------------
                     (Name and Address of Agent for Service)

                                    Copy to:
                              Kathleen L. Prudhomme
                              Dorsey & Whitney LLP
                             220 South Sixth Street
                          Minneapolis, Minnesota 55402

       immediately upon filing pursuant to paragraph (b) of rule 485
-----
  X    on July 31, 1997 pursuant to paragraph (b) of rule 485
-----
       75 days after filing pursuant to paragraph (a) of rule 485, unless
----- effectiveness is accelerated by the staff of the Securities and Exchange Commission on (specify date) pursuant to paragraph (a) of rule 485
-----

     The Registrant has registered an indefinite number of its common shares pursuant to Regulation 270.24f-2 under the Investment Company Act of 1940. A Rule 24f-2 Notice for the fiscal year ended September 30, 1996 was filed on or about November 27, 1996.
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                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and State of Minnesota on the 27th day of June 1997.

                                        PIPER FUNDS INC.
                                        (Registrant)


                                        By /s/Paul A. Dow
                                           -------------------------------------
                                           Paul A. Dow
                                           President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

/s/ Paul A. Dow                         President (principal     June 27, 1997
-----------------------------------     executive officer)
Paul A. Dow


/s/ Robert H. Nelson                    Treasurer (principal     June 27, 1997
-----------------------------------     financial and
Robert H. Nelson                        accounting officer)


David T. Bennett*                       Director

Jaye F. Dyer*                           Director

William H. Ellis*                       Director

Karol D. Emmerich*                      Director

Luella G. Goldberg*                     Director

David A. Hughey*                        Director

George Latimer*                         Director

*By /s/ William H. Ellis
    -------------------------------
    William H. Ellis, Attorney-in-Fact                           June 27, 1997